Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

8.Inventories

	At December 31,
(in thousands of $)	2022	2021	2020
Raw materials and consumables	$126,046	$70,134	$18,608
Inventories in process	65,016	37,705	6,587
Finished goods	37,291	1,237	—
Total inventories	$228,353	$109,076	$25,195

The cost of inventories, which is recognized as an expense and included in the “cost of sales” on the consolidated statements of profit or loss, amounted to $29.4 million for the year ended December 31, 2022.

On December 31, 2022, inventories amounted to $99.3 million was related to pre-launch subcutaneous efgartigimod inventory. Of the total inventory, $76.5 million relates to inventory which is currently awaiting facility approval. As of December 31, 2022, no inventory write-downs were recorded.

Included in inventory are products which could, besides commercial activities, be used for in-house preclinical and clinical programs, non-reimbursed pre-approval programs and clinical programs carried out by Zai Lab.